Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Technology Fund

Supplement dated May 1, 2017

to Currently Effective Prospectuses

The prospectuses for Janus Global Technology Fund (the “Fund”) are amended as follows:

1.	Effective May 1, 2017, the following replaces in its entirety the third paragraph found under “Principal Investment Strategies” in the Fund Summary section for the Fund:

The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

Please retain this Supplement with your records.

Janus Global Technology Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Technology Fund

Supplement dated May 1, 2017

to Currently Effective Prospectuses

The prospectuses for Janus Global Technology Fund (the “Fund”) are amended as follows:

1.	Effective May 1, 2017, the following replaces in its entirety the third paragraph found under “Principal Investment Strategies” in the Fund Summary section for the Fund:

The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

Please retain this Supplement with your records.

Janus Global Technology Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Technology Fund

Supplement dated May 1, 2017

to Currently Effective Prospectuses

The prospectuses for Janus Global Technology Fund (the “Fund”) are amended as follows:

1.	Effective May 1, 2017, the following replaces in its entirety the third paragraph found under “Principal Investment Strategies” in the Fund Summary section for the Fund:

The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

Please retain this Supplement with your records.